Benefit Plans (Details 2) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Options [Member]
Assumptions used in the fair value determination of stock options granted
Risk-free interest rate	2.01%	2.69%	1.55%
Expected volatility	48.00%	46.60%	39.60%
Expected dividend yield	3.55%	5.15%	5.54%
Weighted average expected life of options	5	5	5